Related and interested parties (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Transactions with Interested and Related Parties [Abstract]
General and administrative expenses - salaries and related expenses (including share-based payment) to related parties	[1]	$ 1,984	$ 2,457	$ 2,466

[1]	See also Notes 11A and 14C above.